Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Materials	$ 44,361	$ 42,359
Salaries and benefits	60,609	50,168
Contracted services	32,911	32,576
Maintenance costs	31,025	26,381
Utilities	13,574	13,092
Other costs	1,185	1,163
Cost of sales, change In inventory, excluding depreciation and depletion	(5,269)	5,321
Cost Of Production	178,396	171,060
Sales expense	10,718	9,501
Depreciation and depletion	86,065	59,475
Cost Of Sales, Change In Inventory, Depreciation And Depletion	(4,544)	(819)
Cost of sales	$ 270,635	239,217
Cost of sales, other, copper concentrates acquired		6,100
Proceeds from sale of minerals		$ 6,000